JOINT VENTURES AND ASSOCIATES - Share of profit or loss of joint ventures and affiliates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 997,429	$ 2,477,193	$ 1,012,486
Trigall Genetics S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	270,579	171,502	(2,647)
Bioceres Crops S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates			(22,895)
Synertech Industrias S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	708,550	2,294,332	1,034,818
Indrasa Biotecnologia S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 18,300	$ 11,359	$ 3,210